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                         SUPPLEMENT DATED MAY 1, 1997
                             TO THE PROSPECTUS OF
                       THE CHUBB INVESTMENT FUNDS, INC.
                               DATED MAY 1, 1997


The Chubb Investment Funds, Inc. prospectus is amended to reflect that Chubb Life Insurance Company is a wholly-owned subsidiary of the Chubb Corporation pending its sale to the Jefferson-Pilot Corporation.